Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER FINANCIAL ASSETS
Financial assets at fair value through other comprehensive income, Current	$ 127,854	$ 127,854
Financial assets measured at amortized cost, current	9,552,991	156,773
Hedging derivatives, current	58,009,661	2,230,787
Non-hedging derivatives, current	46,128	1,014,802
Other current financial assets	67,736,634	3,530,216
Financial assets at fair value through other comprehensive income, Non-current	2,326,466	2,326,509
Financial assets measured at amortized cost, non-current	0	0
Hedging derivatives, non-current	9,275,919	57,480,749
Non-hedging derivatives non-current	0	20,382
Other non-current financial assets	$ 11,602,385	$ 59,827,640